STATEMENT OF INVESTMENTS
BNY Mellon Sustainable Balanced Fund

July 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 38.6%
Canada - 1.1%
Bank of Montreal, Sub. Notes	4.34	10/5/2028	25,000	26,793
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	3.10	4/2/2024	10,000	10,814
Province of Alberta, Sr. Unscd. Notes	2.20	7/26/2022	20,000	20,736
Province of Ontario, Sr. Unscd. Bonds	2.50	4/27/2026	25,000	27,552
Province of Quebec, Sr. Unscd. Notes	2.38	1/31/2022	20,000	20,605
Rogers Communications, Gtd. Notes	2.90	11/15/2026	15,000	16,736
Royal Bank of Canada, Sr. Unscd. Notes	2.75	2/1/2022	10,000	10,366
The Bank of Nova Scotia, Sr. Unscd. Notes	2.70	3/7/2022	15,000	15,575
The Toronto-Dominion Bank, Sr. Unscd. Notes	3.25	3/11/2024	5,000	5,487
				154,664
Colombia - .1%
Colombia, Sr. Unscd. Bonds	8.13	5/21/2024	10,000	12,211
Germany - .5%
KFW, Govt. Gtd. Bonds	0.00	4/18/2036	15,000	[a] 12,676
KFW, Govt. Gtd. Notes	2.63	2/28/2024	25,000	27,123
Landwirtschaftliche Rentenbank, Govt. Gtd. Bonds	2.25	10/1/2021	25,000	25,584
				65,383
Japan - .3%
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.78	3/2/2025	25,000	28,021
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	2.85	1/11/2022	10,000	10,334
				38,355
Panama - .1%
Panama, Sr. Unscd. Bonds	9.38	4/1/2029	10,000	15,773
Poland - .1%
Poland, Sr. Unscd. Notes	3.25	4/6/2026	15,000	16,969
Supranational - .6%
Asian Development Bank, Sr. Unscd. Notes	1.50	10/18/2024	15,000	15,765
European Investment Bank, Sr. Unscd. Notes	0.88	5/17/2030	10,000	10,165
European Investment Bank, Sr. Unscd. Notes	1.88	2/10/2025	10,000	10,714

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 38.6% (continued)
Supranational - .6% (continued)
Inter-American Development Bank, Sr. Unscd. Notes	2.50	1/18/2023	15,000	15,841
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.38	9/20/2021	35,000	35,450
				87,935
United Kingdom - .6%
GlaxoSmithKline Capital, Gtd. Notes	2.85	5/8/2022	20,000	20,882
HSBC Holdings, Sr. Unscd. Notes	4.88	1/14/2022	25,000	26,557
Vodafone Group, Sr. Unscd. Notes	4.38	5/30/2028	15,000	18,220
Vodafone Group, Sr. Unscd. Notes	5.25	5/30/2048	10,000	13,610
				79,269
United States - 35.1%
3M, Sr. Unscd. Bonds	2.88	10/15/2027	15,000	17,092
AbbVie, Sr. Unscd. Notes	2.90	11/6/2022	20,000	21,047
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	20,000	[b] 22,568
AbbVie, Sr. Unscd. Notes	3.38	11/14/2021	15,000	15,573
AbbVie, Sr. Unscd. Notes	4.88	11/14/2048	10,000	13,793
American Express, Sr. Unscd. Notes	3.40	2/22/2024	25,000	27,392
American Tower, Sr. Unscd. Notes	3.50	1/31/2023	25,000	26,857
American Water Capital, Sr. Unscd. Bonds	6.59	10/15/2037	10,000	15,825
American Water Capital, Sr. Unscd. Notes	2.80	5/1/2030	15,000	16,974
American Water Capital, Sr. Unscd. Notes	3.75	9/1/2028	10,000	11,972
American Water Capital, Sr. Unscd. Notes	4.15	6/1/2049	15,000	20,285
American Water Capital, Sr. Unscd. Notes	4.20	9/1/2048	10,000	13,400
Amgen, Sr. Unscd. Notes	4.56	6/15/2048	20,000	27,834
Apple, Sr. Unscd. Notes	2.15	2/9/2022	15,000	15,430
Apple, Sr. Unscd. Notes	3.25	2/23/2026	15,000	17,033
Apple, Sr. Unscd. Notes	3.75	11/13/2047	10,000	12,950
Boston Properties, Sr. Unscd. Notes	4.50	12/1/2028	15,000	18,158
Bristol-Myers Squibb, Sr. Unscd. Notes	4.13	6/15/2039	10,000	13,392
Cigna, Gtd. Notes	4.13	11/15/2025	15,000	17,386
Cigna, Gtd. Notes	4.38	10/15/2028	15,000	18,125
Cisco Systems, Sr. Unscd. Notes	5.50	1/15/2040	20,000	31,219
Citigroup, Sr. Unscd. Notes	3.20	10/21/2026	20,000	22,277
Citigroup, Sr. Unscd. Notes	3.98	3/20/2030	10,000	11,739
Citigroup, Sr. Unscd. Notes	4.41	3/31/2031	15,000	18,303
Citigroup, Sub. Notes	4.75	5/18/2046	10,000	13,394
Conagra Brands, Sr. Unscd. Notes	5.30	11/1/2038	15,000	20,516

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 38.6% (continued)
United States - 35.1% (continued)
CSX, Sr. Unscd. Notes	3.35	11/1/2025	5,000		5,717
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	20,000		27,601
Deere & Co., Sr. Unscd. Notes	3.90	6/9/2042	10,000		13,438
Dell International, Sr. Scd. Notes	4.90	10/1/2026	15,000	[b]	16,893
DuPont de Nemours, Sr. Unscd. Notes	4.49	11/15/2025	10,000		11,690
Essential Utilities, Sr. Unscd. Notes	3.35	4/15/2050	15,000		17,626
Federal Home Loan Bank, Bonds	2.50	2/13/2024	25,000		26,986
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K077, Cl. A2	3.85	5/25/2028	30,000	[c]	36,274
Federal National Mortgage Association, Notes	0.50	6/17/2025	10,000	[c]	10,051
Federal National Mortgage Association, Notes	2.25	4/12/2022	20,000	[c]	20,707
General Mills, Sr. Unscd. Notes	4.20	4/17/2028	15,000		18,078
Gilead Sciences, Sr. Unscd. Notes	3.50	2/1/2025	15,000		16,838
HCA, Sr. Scd. Notes	5.25	6/15/2049	10,000		13,299
Hewlett Packard Enterprise, Sr. Unscd. Notes	3.50	10/5/2021	10,000		10,319
Humana, Sr. Unscd. Notes	3.85	10/1/2024	10,000		11,112
Intel, Sr. Unscd. Notes	3.10	2/15/2060	10,000		11,774
Intel, Sr. Unscd. Notes	3.15	5/11/2027	10,000		11,371
Intercontinental Exchange, Gtd. Notes	3.75	12/1/2025	15,000		17,292
International Business Machines, Sr. Unscd. Debs.	5.88	11/29/2032	10,000		14,723
International Business Machines, Sr. Unscd. Notes	4.00	6/20/2042	5,000		6,325
International Paper, Sr. Unscd. Notes	4.40	8/15/2047	10,000		12,505
ITC Holdings, Sr. Unscd. Notes	3.35	11/15/2027	15,000		16,885
Johnson & Johnson, Sr. Unscd. Notes	2.63	1/15/2025	15,000		16,376
Laboratory Corporation of America Holdings, Sr. Unscd. Notes	3.20	2/1/2022	10,000		10,389
Lowe's, Sr. Unscd. Notes	4.50	4/15/2030	10,000		12,512
Marsh & McLennan, Sr. Unscd. Notes	4.75	3/15/2039	15,000		21,089
Merck & Co., Sr. Unscd. Notes	3.90	3/7/2039	15,000		19,672
Microsoft, Sr. Unscd. Notes	2.88	2/6/2024	25,000		27,102
Microsoft, Sr. Unscd. Notes	4.25	2/6/2047	10,000		14,321
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	10,000		14,078
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	20,000		24,334
Nordstrom, Sr. Unscd. Notes	5.00	1/15/2044	10,000		7,210
Northern Trust, Sr. Unscd. Notes	3.15	5/3/2029	20,000		23,264
Oracle, Sr. Unscd. Notes	2.95	4/1/2030	10,000		11,414

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 38.6% (continued)
United States - 35.1% (continued)
Oracle, Sr. Unscd. Notes	4.00	11/15/2047	10,000	12,632
Parker-Hannifin, Sr. Unscd. Notes	3.25	6/14/2029	15,000	17,099
PepsiCo, Sr. Unscd. Notes	2.75	4/30/2025	15,000	16,438
Prologis, Sr. Unscd. Notes	2.25	4/15/2030	10,000	10,858
Prudential Financial, Sr. Unscd. Notes	4.35	2/25/2050	5,000	6,590
State Street, Sr. Unscd. Notes	2.65	5/15/2023	25,000	26,020
Target, Sr. Unscd. Notes	2.50	4/15/2026	15,000	16,542
The Coca-Cola Company, Sr. Unscd. Notes	2.20	5/25/2022	20,000	20,719
The Goldman Sachs Group, Sr. Unscd. Notes	3.85	1/26/2027	20,000	22,772
The Home Depot, Sr. Unscd. Notes	3.50	9/15/2056	10,000	12,802
The Home Depot, Sr. Unscd. Notes	3.90	12/6/2028	10,000	12,188
The Mosaic Company, Sr. Unscd. Notes	4.25	11/15/2023	10,000	10,708
The PNC Financial Services Group, Sr. Unscd. Notes	3.45	4/23/2029	10,000	11,805
Toyota Motor Credit, Sr. Unscd. Notes	2.60	1/11/2022	15,000	15,487
Truist Financial, Sr. Unscd. Notes	3.75	12/6/2023	10,000	11,002
TWDC Enterprises 18, Gtd. Notes	4.13	6/1/2044	10,000	12,821
U.S. Treasury Bonds	1.13	5/15/2040	5,000	5,133
U.S. Treasury Bonds	1.25	5/15/2050	4,000	4,049
U.S. Treasury Bonds	2.00	2/15/2050	5,000	6,005
U.S. Treasury Bonds	2.25	8/15/2049	9,000	11,341
U.S. Treasury Bonds	2.38	11/15/2049	10,000	12,936
U.S. Treasury Bonds	2.75	11/15/2042	5,000	6,657
U.S. Treasury Bonds	2.75	8/15/2047	40,000	54,592
U.S. Treasury Bonds	2.88	5/15/2049	13,000	18,382
U.S. Treasury Bonds	3.00	2/15/2049	35,000	50,471
U.S. Treasury Bonds	3.00	2/15/2048	30,000	42,894
U.S. Treasury Bonds	3.13	2/15/2042	40,000	56,280
U.S. Treasury Bonds	3.13	5/15/2048	42,000	61,436
U.S. Treasury Bonds	3.13	11/15/2041	18,000	25,252
U.S. Treasury Bonds	3.88	8/15/2040	11,000	16,871
U.S. Treasury Bonds	4.38	11/15/2039	7,000	11,298
U.S. Treasury Bonds	4.38	5/15/2040	28,000	45,458
U.S. Treasury Bonds	4.50	2/15/2036	5,000	7,794
U.S. Treasury Notes	0.13	7/15/2023	35,000	35,005
U.S. Treasury Notes	0.13	5/15/2023	20,000	20,004
U.S. Treasury Notes	0.25	4/15/2023	20,000	20,073
U.S. Treasury Notes	0.50	3/15/2023	25,000	25,251
U.S. Treasury Notes	1.13	8/31/2021	5,000	5,054

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 38.6% (continued)
United States - 35.1% (continued)
U.S. Treasury Notes	1.25	10/31/2021	75,000	76,052
U.S. Treasury Notes	1.38	2/15/2023	15,000	15,478
U.S. Treasury Notes	1.38	1/31/2025	25,000	26,321
U.S. Treasury Notes	1.38	10/15/2022	25,000	25,692
U.S. Treasury Notes	1.50	10/31/2021	35,000	35,598
U.S. Treasury Notes	1.50	3/31/2023	25,000	25,921
U.S. Treasury Notes	1.50	1/31/2022	20,000	20,412
U.S. Treasury Notes	1.50	11/30/2024	20,000	21,135
U.S. Treasury Notes	1.50	1/15/2023	15,000	15,508
U.S. Treasury Notes	1.50	2/15/2030	15,000	16,373
U.S. Treasury Notes	1.63	11/15/2022	15,000	15,516
U.S. Treasury Notes	1.63	2/15/2026	30,000	32,225
U.S. Treasury Notes	1.63	12/15/2022	15,000	15,538
U.S. Treasury Notes	1.75	12/31/2024	15,000	16,028
U.S. Treasury Notes	1.75	6/30/2022	20,000	20,622
U.S. Treasury Notes	1.75	6/15/2022	35,000	36,069
U.S. Treasury Notes	1.75	7/15/2022	40,000	41,274
U.S. Treasury Notes	1.88	8/31/2024	55,000	58,817
U.S. Treasury Notes	1.88	1/31/2022	45,000	46,172
U.S. Treasury Notes	1.88	7/31/2022	15,000	15,525
U.S. Treasury Notes	2.00	5/31/2024	65,000	69,570
U.S. Treasury Notes	2.00	6/30/2024	65,000	69,648
U.S. Treasury Notes	2.00	4/30/2024	100,000	106,896
U.S. Treasury Notes	2.00	8/15/2025	25,000	27,216
U.S. Treasury Notes	2.00	2/15/2025	30,000	32,443
U.S. Treasury Notes	2.13	7/31/2024	50,000	53,895
U.S. Treasury Notes	2.13	9/30/2024	18,000	19,455
U.S. Treasury Notes	2.13	8/15/2021	25,000	25,516
U.S. Treasury Notes	2.13	11/30/2024	30,000	32,500
U.S. Treasury Notes	2.25	12/31/2024	25,000	27,258
U.S. Treasury Notes	2.25	10/31/2024	30,000	32,623
U.S. Treasury Notes	2.25	8/15/2027	39,000	44,045
U.S. Treasury Notes	2.25	11/15/2024	45,000	48,959
U.S. Treasury Notes	2.25	11/15/2025	10,000	11,049
U.S. Treasury Notes	2.38	5/15/2029	38,000	44,177
U.S. Treasury Notes	2.63	2/15/2029	45,000	53,092
U.S. Treasury Notes	2.75	2/15/2028	35,000	41,054
U.S. Treasury Notes	2.88	5/15/2028	40,000	47,478
U.S. Treasury Notes	3.13	11/15/2028	35,000	42,581
Union Pacific, Sr. Unscd. Notes	4.10	9/15/2067	5,000	6,516
United Parcel Service, Sr. Unscd. Notes	3.05	11/15/2027	15,000	17,151
Verizon Communications, Sr. Unscd. Notes	5.01	8/21/2054	10,000	15,547

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 38.6% (continued)
United States - 35.1% (continued)
Verizon Communications, Sr. Unscd. Notes	5.25	3/16/2037	15,000		21,179
Visa, Sr. Unscd. Notes	3.15	12/14/2025	15,000		16,929
Zoetis, Sr. Unscd. Notes	3.90	8/20/2028	15,000		17,998
Federal Home Loan Mortgage Corp.:
2.50%, 5/1/2035-6/1/2050			73,611	[c]	77,309
3.00%, 7/1/2046-6/1/2050			72,879	[c]	77,340
3.50%, 11/1/2047-7/1/2049			50,087	[c]	52,864
4.00%, 5/1/2049			19,720	[c]	20,934
5.00%, 10/1/2049			21,360	[c]	23,359
Federal National Mortgage Association:
2.50%			25,000	[c,d]	26,203
2.50%			25,000	[c,d]	26,240
2.50%, 11/1/2031-7/1/2050			45,884	[c]	48,240
3.00%			25,000	[c,d]	26,238
3.00%, 6/1/2034-6/1/2050			222,288	[c]	235,589
3.50%, 9/1/2037-11/1/2049			188,139	[c]	199,428
3.50%			25,000	[c,d]	26,237
4.00%			25,000	[c,d]	26,559
4.00%, 1/1/2048-8/1/2049			121,733	[c]	129,665
4.50%, 8/1/2047			18,288	[c]	19,654
4.50%			50,000	[c,d]	53,762
5.50%, 9/1/2049			25,000	[c]	27,689
Government National Mortgage Association II:
3.00%			25,000	[d]	26,404
2.50%			25,000	[d]	26,406
3.00%, 11/20/2045-2/20/2050			107,150		113,660
3.50%			25,000	[d]	26,302
3.50%, 11/20/2046-6/20/2049			80,023		84,640
4.00%, 4/20/2049-10/20/2049			68,608		72,920
4.50%, 2/20/2049-6/20/2049			28,258		30,205
5.00%, 6/20/2049			16,850		18,271
				4,805,687
Uruguay - .1%
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	10,000		13,943
Total Bonds and Notes (cost $4,924,526)			5,290,189
Description			Shares		Value ($)
Common Stocks - 59.8%
Australia - 1.6%
Australia & New Zealand Banking Group			3,065	[e]	39,290
CSL			137		26,422
Dexus			9,656		58,666

Description	Shares		Value ($)
Common Stocks - 59.8% (continued)
Australia - 1.6% (continued)
Insurance Australia Group	5,298		19,255
National Australia Bank	3,110		39,202
Westpac Banking	3,230	[e]	39,399
		222,234
Bermuda - .1%
Hiscox	1,353	[e]	13,902
Canada - .7%
Intact Financial	441		48,148
The Toronto-Dominion Bank	968		42,834
		90,982
China - 2.7%
3SBio	27,000	[b,e]	32,845
Alibaba Group Holding, ADR	382	[e]	95,890
Ping An Insurance Group Company of China, Cl. H	8,000		84,390
Tencent Holdings	2,353		161,074
		374,199
Denmark - .5%
Chr. Hansen Holding	253		28,815
Novo Nordisk, Cl. B	240		15,834
Orsted	206	[b]	29,507
		74,156
France - 2.9%
BNP Paribas	1,130	[e]	45,846
Bureau Veritas	3,434		75,289
Danone	479		32,001
Kering	53		30,089
L'Oreal	278		93,109
Sanofi	521		54,466
Valeo	2,300	[c]	59,361
		390,161
Germany - 3.3%
Allianz	119		24,821
Brenntag	1,749		107,716
Continental	461		45,018
Deutsche Post	2,244		90,975
Deutsche Wohnen	376		18,286
Fresenius Medical Care & Co.	406		35,770
HELLA GmbH & Co.	972	[e]	42,479
Infineon Technologies	1,890		47,238
SAP	250		39,548
		451,851
Hong Kong - 1.1%
AIA Group	5,200		46,599

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 59.8% (continued)
Hong Kong - 1.1% (continued)
Link REIT	3,500	26,954
Techtronic Industries	7,577	79,291
		152,844
Ireland - 1.3%
Accenture, Cl. A	496	111,491
Medtronic	674	65,028
		176,519
Japan - 4.6%
Ebara	3,400	80,887
Fast Retailing	100	53,566
Honda Motor	1,600	38,873
KDDI	1,200	36,939
Keyence	100	42,025
M3	400	20,427
Mitsubishi UFJ Financial Group	9,400	35,264
Nippon Telegraph & Telephone	700	16,203
NTT Docomo	900	24,760
Recruit Holdings	1,300	40,347
Seven & i Holdings	400	12,187
Sony	500	38,773
Sugi Holdings	300	21,784
Sumitomo Mitsui Financial Group	1,300	34,755
Suntory Beverage & Food	1,700	64,261
Takeda Pharmaceutical	1,100	39,136
Toyota Motor	600	35,743
		635,930
Mexico - .5%
Fomento Economico Mexicano	10,752	66,188
Netherlands - .7%
ASML Holding	142	50,161
Prosus	238	[e] 23,143
Wolters Kluwer	218	17,236
		90,540
New Zealand - .2%
Fisher & Paykel Healthcare	864	20,640
Norway - .8%
DNB	4,422	[e] 67,975
Mowi	2,217	[e] 40,153
		108,128
South Africa - .3%
Naspers, Cl. N	149	27,461
Old Mutual	21,164	14,213
		41,674

Description	Shares		Value ($)
Common Stocks - 59.8% (continued)
South Korea - .3%
Samsung SDI	136		45,459
Spain - .6%
Banco Santander	14,815	[e]	31,820
Iberdrola	3,891		50,226
		82,046
Switzerland - 1.4%
Lonza Group	35		21,847
Nestle	613		72,625
Roche Holding	245		84,772
Zurich Insurance Group	39		14,417
		193,661
Taiwan - 1.1%
Taiwan Semiconductor Manufacturing	10,000		146,352
Thailand - .2%
Kasikornbank	12,500		32,415
United Kingdom - 4.7%
Ascential	10,197	[b,e]	36,211
AstraZeneca	257		28,505
Aviva	6,454	[e]	22,468
Barclays	38,994	[e]	51,789
Ferguson	802	[e]	71,727
GlaxoSmithKline	1,162		23,335
HSBC Holdings	2,667	[e]	12,129
Informa	8,158	[e]	39,734
Johnson Matthey	2,395		70,594
Legal & General Group	5,518		15,613
Linde	468		114,711
M&G	7,808		16,532
Natwest Group	11,405	[e]	15,942
Prudential	1,237		18,079
RELX	2,121		45,027
Travis Perkins	2,349	[e]	34,309
Unilever	407		24,444
		641,149
United States - 30.2%
3M	272		40,928
Abbott Laboratories	653		65,718
Adobe	158	[e]	70,203
Albemarle	677		55,825
Alphabet, Cl. C	97	[e]	143,847
Amazon.com	44	[e]	139,246
American Express	373		34,808
American Tower	127	[f]	33,197

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 59.8% (continued)
United States - 30.2% (continued)
Amgen	215		52,604
Apple	918		390,187
Applied Materials	1,478		95,080
AT&T	2,122		62,769
Automatic Data Processing	265		35,221
Becton Dickinson & Co.	144		40,513
Biogen	93	[e]	25,546
BlackRock	31		17,825
Booking Holdings	10	[e]	16,621
Bristol-Myers Squibb	825		48,394
Brixmor Property Group	4,722	[f]	54,350
Cerner	498		34,586
Cigna	218		37,646
Citigroup	1,913		95,669
CMS Energy	1,176		75,476
Colgate-Palmolive	511		39,449
Costco Wholesale	149		48,504
Dollar General	81		15,422
Ecolab	429		80,257
Eli Lilly & Co.	299		44,937
Eversource Energy	817		73,587
Fidelity National Information Services	615		89,981
Gilead Sciences	508		35,321
Intel	1,125		53,696
International Flavors & Fragrances	540		68,013
Intuit	140		42,892
Laureate Education, Cl. A	1,924	[e]	24,396
Lowe's	394		58,671
Mastercard, Cl. A	401		123,721
Merck & Co.	1,240		99,498
Microsoft	1,501		307,720
Morgan Stanley	824		40,277
NextEra Energy	209		58,666
NIKE, Cl. B	513		50,074
PayPal Holdings	425	[e]	83,330
PepsiCo	415		57,129
Prologis	449	[f]	47,334
S&P Global	52		18,213
salesforce.com	295	[e]	57,481
Starbucks	548		41,938
Texas Instruments	407		51,913
The Estee Lauder Companies, Cl. A	195		38,520
The Goldman Sachs Group	367		72,651

Description		Shares	Value ($)
Common Stocks - 59.8% (continued)
United States - 30.2% (continued)
The Home Depot		324	86,019
The PNC Financial Services Group		361	38,508
The Procter & Gamble Company		481	63,069
The TJX Companies		725	[e] 37,693
The Walt Disney Company		555	64,902
Thermo Fisher Scientific		145	60,023
Union Pacific		298	51,658
United Parcel Service, Cl. B		383	54,677
Verizon Communications		1,766	101,510
Visa, Cl. A		440	83,776
			4,131,685
Total Common Stocks (cost $7,166,067)		8,182,715

Rights - .0%
United States - .0%
Bristol-Myers Squibb, CVR (cost $750)		326	1,174
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 3.4%
Registered Investment Companies - 3.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $468,588)	0.26	468,588	[g] 468,588
Total Investments (cost $12,559,931)		101.8%	13,942,666
Liabilities, Less Cash and Receivables		(1.8%)	(253,120)
Net Assets		100.0%	13,689,546

ADR—American Depository Receipt

CVR—Contingent Value Right

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, these securities were valued at $138,024 or 1.01% of net assets.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Purchased on a forward commitment basis.

e Non-income producing security.

f Investment in real estate investment trust within the United States.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Sustainable Balanced Fund

July 31, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized ($)
State Street Bank and Trust Company
United States Dollar	658	Hong Kong Dollar	5,100	8/3/2020	-

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Sustainable Balanced Fund

July 31, 2020 (Unaudited)

The following is a summary of the inputs used as of July 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Municipal-Backed Securities	-	36,274	-	36,274
Corporate Bonds	-	1,624,297	-	1,624,297
Equity Securities – Common Stocks	4,675,975	3,506,740††	-	8,182,715
Foreign Governmental	-	127,789	-	127,789
Investment Companies	468,588	-	-	468,588
U.S. Government Agencies	-	57,744	-	57,744
U.S. Government Agencies Mortgage-Backed	-	1,496,118	-	1,496,118
U.S. Treasury Securities	-	1,947,967	-	1,947,967
Rights	1,174	-	-	1,174
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	-	-	-

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

NOTES

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2020 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2020, accumulated net unrealized appreciation on investments was $1,382,735, consisting of $1,825,678 gross unrealized appreciation and $442,943 gross unrealized depreciation.

At July 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.